Share Capital Oasis Capital (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	May 15, 2020	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Stock Issued		$ 2,056	$ 1,248
Related Party [Member]
Related Party Transaction [Line Items]
Equity purchase agreement	$ 11,000
Equity purchase agreement term	36 months
Minimum floor price	$ 1.74
Shares, Issued		630,000
Stock Issued		$ 1,300
Equity purchase agreement remaining		$ 1,700